FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:         /  /   (a)

                or fiscal year ending:    12/31/01 (b)

Is this a transition report? (Y/N)---------------------------------------  N

Is this an amendment to a previous filing? (Y/N)-------------------------  N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1. A.  Registrant Name:   JNLNY SEPARATE ACCOUNT I
   B.  File Number:       811-08401
   C.  Telephone Number: (800)599-5651

2. A.  Street: 2900 WESTCHESTER AVE.
   B.  City: PURCHASE       C. State: NY    D. Zip Code: 10577    Zip Ext:
   E.  Foreign Country:                         Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)------------ N

4. Is this the last filing on this form by Registrant? (Y/N)------------- N

5. Is Registrant a small business investment company (SBIC)? (Y/N)------- N [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)-------------------- Y [If answer is "Y" (Yes), complete only items 111 through 132.]


For period ending 12/31/01
File number 811-08401

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name: JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     B. [/] File Number (if any):
     C. [/] City: PURCHASE     State: NY    Zip Code: 10577   Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

111. A. [/] Depositor Name:
     B. [/] File Number (if any):
     C. [/] City:                State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

112. A. [/] Sponsor Name:
     B. [/] File Number (if any):
     C. [/] City:                State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

112. A. [/] Sponsor Name:
     B. [/] File Number (if any):
     C. [/] City:                State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

113. A. [/] Trustee Name:
     B. [/] City:                State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

113. A. [/] Trustee Name:
     B. [/] City:                State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number: 8-
     C. [/] City:                State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number:
     C. [/] City:                State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:  KPMG LLP
     B. [/] City:  CHICAGO       State: IL   Zip Code: 60601     Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:                State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:




For period ending 12/31/01
File number 811-08401


116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies? (Y/N)--------------------------------------------- Y
     B. [/] Identify the family in 10 letters:------- J A C K S O N N A T (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N) Y If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:
     B. [/] Variable annuity contracts? (Y/N)----------------------------  Y
     C. [/] Scheduled premium variable life contracts? (Y/N)-------------  N
     D. [/] Flexible premium variable life contracts? (Y/N)--------------  N
     E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)-------------------------------- N

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933------ 1

119.     [/] State the number of new series  for which  registration  statements
         under  the  Securities  Act  of  1933  became   effective   during  the
         period---------------------------------------------------------- 0

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
        ($000's omitted)------------------------------------------------ $ 0

121. [/] State the number of series for which a current prospectus was in existence at the end of the period------------------------------ 1

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period---------------------------------------------------------- 0

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted)--------------------------- $ 0

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)------------- $ 0

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)--------------------------------------------- $ 0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)------------------------------------- $ 0

For period ending 12/31/01
File number 811-08401


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                   Number of                      Total Income
                                    Series      Total Assets     Distributions
                                   Investing  ($000's omitted)  ($000's omitted)
                                   ---------  ----------------  ----------------
A. U.S. Treasury direct issue------  _____       $_________        $_________
B. U.S. Government agency----------  _____       $_________        $_________
C. State and municipal tax-free----  _____       $_________        $_________
D. Public utility debt-------------  _____       $_________        $_________
E. Brokers or dealers debt or debt
   of brokers' or dealers' parent--  _____       $_________        $_________
F. All other corporate intermed.
   & long-term debt---------------   _____       $_________        $_________
G. All other corporate short-term
   debt----------------------------  _____       $_________        $_________
H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers-------------------------  _____       $_________        $_________
I. Investment company equity
   securities----------------------    1         $ 143,094         $  0
J. All other equity securities-----  _____       $_________        $_________
K. Other securities----------------  _____       $_________        $_________
L. Total assets of all series of
   registrant----------------------    1         $ 143,094         $  0


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)----------------------------------- N [If answer is "N"
          (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)-------------------------------------- _ [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)-------------------- _

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)-------------------- $ 1,914

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____

SIGNATURE PAGE

This report is signed on behalf of the registrant (or depositor or trustee).


City of: LANSING     State of:  MI    Date:   FEBRUARY 28, 2002


Name of Registrant, Depositor or Trustee: JNLNY SEPARATE ACCOUNT I



By (Name and Title):     /s/ ANDREW B. HOPPING
                         -------------------------------
                         ANDREW B. HOPPING
                         EXECUTIVE VICE PRESIDENT,
                         CHIEF FINANCIAL OFFICER AND CHAIRMAN OF THE BOARD
                         -------------------------------

Witness (Name and Title): /s/ THOMAS J. MEYER
                         -------------------------------
                         THOMAS J. MEYER
                         SENIOR VICE PRESIDENT, GENERAL COUNSEL
                         AND SECRETARY
                         -------------------------------